Called-up share capital - Treasury shares (Details) - USD ($) shares in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Treasury shares [member]
Disclosure of classes of share capital [line items]
Balance, beginning of period (in shares)	1,124,927	1,137,457	1,187,650
Treasury shares outstanding, beginning of period	$ 281	$ 283	$ 296
Purchases for settlement of employee share plans (in shares)	24,688	14,150	1,432
Purchases for settlement of employee share plans	$ 6	$ 4	$ 0
Shares re-issued for employee share-based payment plans (in shares)	(143,575)	(81,680)	(86,721)
Shares re-issued for employee share-based payment plans	$ (35)	$ (20)	$ (22)
Balance, end of period (in shares)	1,077,079	1,124,927	1,137,457
Treasury shares outstanding, end of period	$ 271	$ 281	$ 283
Treasury shares [member]
Disclosure of classes of share capital [line items]
Issue of new shares for employee share-based payment plans (in shares)	71,039	55,000	35,096
Issue of new shares for employee share-based payment plans	$ 19	$ 14	$ 9